Short-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Short Term Investment [Abstract]
Summary of Short Term Investments	Short-term investments consist of the following at December 31 (in thousands):
	2020	2021
Short-term investments	$-	$99,971
Short-term investments	$-	$99,971